Net premiums earned - Summary of insurance premium revenue explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	S/ 1,051,397	S/ 625,932	S/ 702,517
Adjustment of technical reserves	(395,265)	(100,791)	(268,714)
Gross premiums	656,132	525,141	433,803
Premiums ceded to reinsurers	(10,865)	(10,160)	(13,170)
Net premiums earned	645,267	514,981	420,633
Life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	942,094	534,840	600,115
Adjustment of technical reserves	(392,860)	(103,721)	(266,497)
Gross premiums	549,234	431,119	333,618
Premiums ceded to reinsurers	(10,807)	(10,009)	(13,044)
Net premiums earned	538,427	421,110	320,574
Life insurance contracts [member] | Annuities [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	614,899	248,025	315,519
Adjustment of technical reserves	(291,076)	(56,021)	(196,193)
Gross premiums	323,823	192,004	119,326
Net premiums earned	323,823	192,004	119,326
Life insurance contracts [member] | Group Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	136,743	138,360	136,502
Adjustment of technical reserves	(2,189)	281	(62)
Gross premiums	134,554	138,641	136,440
Premiums ceded to reinsurers	(4,779)	(4,890)	(5,463)
Net premiums earned	129,775	133,751	130,977
Life insurance contracts [member] | Individual Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	182,032	139,105	135,810
Adjustment of technical reserves	(76,339)	(61,978)	(82,343)
Gross premiums	105,693	77,127	53,467
Premiums ceded to reinsurers	(5,494)	(4,592)	(4,430)
Net premiums earned	100,199	72,535	49,037
Life insurance contracts [member] | Retirement Disability And Survival [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	8,418	9,347	12,282
Adjustment of technical reserves	(9,661)	11,912	15,523
Gross premiums	(1,243)	21,259	27,805
Premiums ceded to reinsurers	(534)	(527)	(3,151)
Net premiums earned	(1,777)	20,732	24,654
Life insurance contracts [member] | Others [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	2	3	2
Adjustment of technical reserves	(13,595)	2,085	(3,422)
Gross premiums	(13,593)	2,088	(3,420)
Net premiums earned	(13,593)	2,088	(3,420)
Non-life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	109,303	91,092	102,402
Adjustment of technical reserves	(2,405)	2,930	(2,217)
Gross premiums	106,898	94,022	100,185
Premiums ceded to reinsurers	(58)	(151)	(126)
Net premiums earned	S/ 106,840	S/ 93,871	S/ 100,059